Share-based compensation - Summary of Restricted Shares Activities (Detail) - Restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2010 Plan
Number of restricted shares
Unvested at beginning of period	6,652,040	1,272,150	943,220
Granted	800,000	6,750,520	2,050,000
Vested	(1,296,540)	(267,630)	(115,125)
Forfeited	(971,000)	(1,103,000)	(1,605,945)
Unvested at end of period	5,184,500	6,652,040	1,272,150	943,220
Vested and expected to vest	4,406,825	5,654,234	1,081,327	801,737
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant Date Fair Value, Granted	$ 0.81	$ 2.32	$ 0.69
2013 Plan
Number of restricted shares
Unvested at beginning of period	34,175	587,760	1,714,535
Vested	(27,475)	(525,140)	(996,835)
Forfeited	(6,700)	(28,445)	(129,940)
Unvested at end of period	34,175	34,175	587,760	1,714,535
Vested and expected to vest		29,049	499,596
2014 Plan
Number of restricted shares
Unvested at beginning of period	3,476,650	5,806,350	10,276,300
Vested	(1,318,450)	(2,086,450)	(2,447,950)
Forfeited	(837,000)	(243,250)	(2,022,000)
Unvested at end of period	1,321,200	3,476,650	5,806,350	10,276,300
Vested and expected to vest	1,123,020	2,955,153	4,935,398